Taxation - Disclosure of Movement in Net Deferred Tax Liabiilty (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Oct. 01, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	R 1,906	R 465
Expense per income statement	714	197
Deferred tax assets recognised as of acquisition date		0	R 55
Tax directly charged to other comprehensive income	782	(419)
Deferred tax assets	272	531
Deferred tax liabilities	2,178	996
Reconciliation of changes in deferred tax liability (asset)
Balance at beginning of year	465	687
Expense per income statement	714	197
Tax directly charged to other comprehensive income	782	(419)
Balance at end of year	1,906	465
Deferred tax assets	(272)	(531)
Deferred tax liabilities	R 2,178	996
Deferred tax assets recognised as of acquisition date		R 0	R (55)